Cover	Jan. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2021
Entity File Number	001-08895
Entity Registrant Name	Healthpeak Properties, Inc.
Entity Central Index Key	0000765880
Entity Tax Identification Number	33-0091377
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	5050 South Syracuse Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	90237
City Area Code	949
Local Phone Number	407-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	PEAK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false